Eaton Vance

North Carolina Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.1%

Security	Principal Amount (000’s omitted)	Value
Education — 8.0%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$398,587
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,372,020
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,279,354
University of North Carolina at Chapel Hill, 2.066%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	747,600
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	859,790
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,372,737
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,113,380
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	761,534
Western Carolina University, 5.00%, 10/1/36	1,000	1,214,360

		$10,119,362

Electric Utilities — 1.0%
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$355	$355,873
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	951,632

		$1,307,505

Escrowed/Prerefunded — 2.6%
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	$1,000	$1,067,740
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,034,800
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,121,643

		$3,224,183

General Obligations — 8.3%
Durham County, 4.00%, 6/1/33	$1,785	$2,074,331
Forsyth County, 4.00%, 3/1/28	735	855,106
Forsyth County, 5.00%, 3/1/31	1,000	1,284,960
Greensboro, Series 2014, 5.00%, 2/1/27	650	752,739
Guilford County, 5.00%, 2/1/21	2,000	2,118,600
Pender County, 5.00%, 3/1/27	1,015	1,235,712
Winston-Salem, 4.00%, 6/1/29	1,925	2,216,175

		$10,537,623

Hospital — 21.1%
Charlotte-Mecklenburg Hospital Authority, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 2.23%, 1/15/48(2)	$1,750	$1,750,000
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 2.24%, 1/15/37(2)	1,000	1,000,000
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 2.24%, 1/15/38(2)	4,965	4,965,000

Security	Principal Amount (000’s omitted)	Value
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$303,965
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,183,380
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,157,400
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,360,250
North Carolina Medical Care Commission, (Moses Cone Health System), (SPA: Bank of Montreal), 2.15%, 10/1/35(2)	1,350	1,350,000
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,211,817
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,034,540
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	938,574
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,152,320
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,784,085
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,316,600
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,189,540

		$26,697,471

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$776,062

		$776,062

Insured – Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,078

		$35,078

Insured – Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,886,056
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	649,008

		$2,535,064

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$291,621

		$291,621

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$610,956

		$610,956

Insured – Transportation — 4.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,004,195
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,120,423

		$5,124,618

Lease Revenue/Certificates of Participation — 17.7%
Buncombe County, 5.00%, 6/1/29	$750	$866,812
Buncombe County, 5.00%, 6/1/31	1,000	1,151,620
Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	310,618
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,996,064
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,211,540
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,205,970

Security	Principal Amount (000’s omitted)	Value
Charlotte, 4.00%, 6/1/39(4)	$1,000	$1,116,770
Charlotte, (Convention Facility), 4.00%, 6/1/39	875	977,174
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,412,040
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,860,310
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,111,330
North Carolina Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,244,890
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,067,420
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,862,070
Orange County Public Facilities Co., 4.00%, 10/1/31	400	455,336
Scotland County Limited Obligation Bonds, 5.00%, 12/1/29	500	618,315
Scotland County Limited Obligation Bonds, 5.00%, 12/1/31	55	67,194
Scotland County Limited Obligation Bonds, 5.00%, 12/1/33	250	303,485
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,089,110
Wayne County Limited Obligation Bonds, 5.00%, 6/1/28	500	619,135
Winston-Salem, 5.00%, 6/1/27	750	868,372

		$22,415,575

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,148,330
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,220,534

		$2,368,864

Senior Living/Life Care — 3.6%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,354,240
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,123,760
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,067,620

		$4,545,620

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,053,380

		$1,053,380

Transportation — 14.7%
Charlotte Airport, 5.50%, 7/1/34	$535	$557,315
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,583,775
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,039,840
Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	642,400
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,020,240
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,266,740
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,922,550
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34(4)	4,000	4,971,320
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/25	1,000	1,181,700
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,353,240

		$18,539,120

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 10.0%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$881,633
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	357,780
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	630,569
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,682,532
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	846,970
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,038,700
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/34	1,000	1,002,580
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,811,407
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,228,733
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,130,200
Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,078,695
Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	924,448

		$12,614,247

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $116,295,464)		$122,796,349

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$565	$601,786

Total Corporate Bonds & Notes — 0.5% (identified cost $565,000)		$601,786

Total Investments — 97.6% (identified cost $116,860,464)		$123,398,135

Other Assets, Less Liabilities — 2.4%		$3,052,815

Net Assets — 100.0%		$126,450,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$122,796,349	$—	$122,796,349
Corporate Bonds & Notes	—	601,786	—	601,786
Total Investments	$—	$123,398,135	$—	$123,398,135

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.